Cover	12 Months Ended
Jun. 30, 2024
Cover [Abstract]
Registrant Name	VAST RENEWABLES LIMITED
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001964630